BALANCE SHEET (Parenthetical) - TKB CRITICAL TECHNOLOGIES 1 - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per shares)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares, issued (in shares)	0	0
Preferred stock, shares, outstanding (in shares)	0	0
Class A Ordinary Shares
Temporary equity, par value (in shares)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	200,000,000	200,000,000
Temporary equity, shares issued (in shares)	23,000,000	23,000,000
Temporary equity, shares outstanding (in shares)	23,000,000	23,000,000
Temporary equity, redemption price per share (in dollars per share)	$ 10.35	$ 10.20
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares, authorized (in shares)	200,000,000	200,000,000
Common stock, shares, issued (in shares)	0
Common stock, shares, outstanding (in shares)	0
Shares subject to possible redemption (in shares)	23,000,000	23,000,000
Class A Ordinary Shares | Reported
Common stock, shares, issued (in shares)		0
Common stock, shares, outstanding (in shares)		0
Class B Ordinary Shares
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares, authorized (in shares)	20,000,000	20,000,000
Common stock, shares, issued (in shares)	5,750,000	5,750,000
Common stock, shares, outstanding (in shares)	5,750,000	5,750,000